RECEIVABLES	9 Months Ended
Aug. 31, 2022
Receivables Abstract
RECEIVABLES
4.	RECEIVABLES

	August 31, 2022	November 30, 2021
	$	$
Accounts receivable	1,021,789	512,041
Sales tax receivable	252,097	266,464
Corporate income tax receivable	6,334	-
Receivables	1,280,220	778,505